                    METLIFE INSURANCE COMPANY OF CONNECTICUT
              METLIFE OF CT SEPARATE ACCOUNT FOR VARIABLE ANNUITIES

                              VINTAGE 3(SM) ANNUITY
                           VINTAGE ACCESS (SM) ANNUITY
                  VINTAGE II (SERIES II) (SM) VARIABLE ANNUITY
                             VINTAGE II (SM) ANNUITY
                        VINTAGE L (SM) VARIABLE ANNUITY
                 VINTAGE XTRA (SERIES II) (SM) VARIABLE ANNUITY
                            VINTAGE XTRA (SM) ANNUITY
                              VINTAGE (SM) ANNUITY

                       Supplement dated December 16, 2010
   To the Prospectuses dated May 1, 2010 and April 28, 2008 (as supplemented)

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that the Replacement Funds are not currently available as investment options under your Contract, such Replacement Funds will be added as investment options on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of contract holders. The Replacement Funds will have at least similar investment objectives and policies as the Existing Funds. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2011.

     The proposed substitutions and advisers and/or sub-advisers for the above-listed contracts EXCEPT Vintage Annuity are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                 REPLACEMENT FUND AND SUB-ADVISER
-------------------------------------------------     ---------------------------------------
Legg Mason ClearBridge Variable Capital Portfolio --> Davis Venture Value Portfolio (Class B)
Legg Mason Partners Fund Advisor, LLC                 Davis Selected Advisers, L.P.
(ClearBridge Advisors, LLC)

Legg Mason Western Asset Variable Diversified     --> Western Asset Management Strategic Bond
Strategic Income Portfolio                            Opportunities Portfolio (Class B)
Legg Mason Partners Fund Advisor, LLC                 Western Asset Management Company
(Western Asset Management Company,
Western Asset Management Company, Limited)

     The proposed substitution and advisers and/or sub-advisers for the Vintage 3 Annuity, Vintage II Annuity, Vintage XTRA Annuity and Vintage Annuity ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT
SUB-ADVISER AS NOTED)                                 REPLACEMENT FUND AND SUB-ADVISER
-------------------------------------------------     -------------------------------------------------
Legg Mason Global Currents Variable International     MFS(R) Research International Portfolio (Class B)
All Cap Opportunity Portfolio                     --> Massachusetts Financial Services Company
Legg Mason Partners Fund Advisor, LLC
(Global Currents Investment Management, LLC)

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

     - If you make one transfer from an Existing Fund into one or more other subaccounts before the substitution, or from a Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution. In addition, if you make one transfer from an Existing Fund into a subaccount before the substitution or from a Replacement Fund within 30 days after the substitution, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your contract.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitutions, we will send you a prospectus for the appropriate Replacement Fund as well as notice of the actual date of the substitutions and confirmation of transfer.

     Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                            Vintage.Dec2010.supp

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          PORTFOLIO ARCHITECT 3 ANNUITY
                       PORTFOLIO ARCHITECT ACCESS ANNUITY
                           PORTFOLIO ARCHITECT ANNUITY
                         PORTFOLIO ARCHITECT II ANNUITY
                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY
                        PORTFOLIO ARCHITECT PLUS ANNUITY
                       PORTFOLIO ARCHITECT SELECT ANNUITY
                        PORTFOLIO ARCHITECT XTRA ANNUITY

                       Supplement dated December 16, 2010
             To the Prospectuses dated May 1, 2010 (as supplemented)

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that the Replacement Funds are not currently available as investment options under your Contract, such Replacement Funds will be added as investment options on or before the date of the substitutions. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of contract holders. The Replacement Funds will have at least similar investment objectives and policies as the Existing Funds. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2011.

     The proposed substitution and advisers and/or sub-advisers for the above-listed contracts are:

EXISTING FUND AND CURRENT ADVISER (WITH
CURRENT SUB-ADVISER AS NOTED)               REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------     ---------------------------------------
Janus Aspen Global Technology Portfolio     RCM Technology Portfolio (Class B)
(Service Shares)                        --> RCM Capital Management LLC
Janus Capital Management LLC

     The proposed substitution and advisers and/or sub-advisers for Portfolio Architect Select Annuity ONLY are:

EXISTING FUND AND CURRENT ADVISER (WITH
CURRENT SUB-ADVISER AS NOTED)              REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------    ---------------------------------------
Legg Mason Western Asset Variable          Western Asset Management Strategic Bond
Diversified Strategic Income Portfolio     Opportunities Portfolio (Class B)
Legg Mason Partners Fund Advisor, LLC      Western Asset Management Company
(Western Asset Management Company,
Western Asset Management Company,
Limited)

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

     - If you make one transfer from an Existing Fund into one or more other subaccounts before the substitution, or from a Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution. In addition, if you make one transfer from an Existing Fund into a subaccount before the substitution or from a Replacement Fund within 30 days after the substitution, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your contract.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitutions, we will send you a prospectus for the appropriate Replacement Fund as well as notice of the actual date of the substitutions and confirmation of transfer.

     Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                           PortArch.Dec2010.supp

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                   PIONEER ANNUISTAR(SM) PLUS VARIABLE ANNUITY
                  PIONEER ANNUISTAR (SM) FLEX VARIABLE ANNUITY
                  PIONEER ANNUISTAR (SM) VALUE VARIABLE ANNUITY
                     PIONEER ANNUISTAR (SM) VARIABLE ANNUITY

                       Supplement dated December 16, 2010
             To the Prospectuses dated May 1, 2010 (as supplemented)

     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove the variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust. To the extent that one or all the Replacement Funds are not currently available as investment options under your Contract, such Replacement Funds will be added as investment options on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of contract holders. The Replacement Funds will have at least similar investment objectives and policies as the Existing Funds. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2011.

          The proposed substitutions and advisers and/or sub-advisers for the above-listed contracts are:

EXISTING FUND AND CURRENT ADVISER (WITH
CURRENT SUB-ADVISER AS NOTED)                   REPLACEMENT FUND AND SUB-ADVISER
---------------------------------------         -----------------------------------------
Pioneer Bond VCT Portfolio (Class II)           PIMCO Total Return Portfolio (Class B)
Pioneer Investment Management Inc.      (ARROW) Pacific Investment Management Company LLC
Pioneer Fund VCT Portfolio (Class II)           Pioneer Fund Portfolio (Class B)
Pioneer Investment Management Inc.      (ARROW) Pioneer Investment Management Inc.

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by contract owners or agents of contract owners.

     - If you make one transfer from an Existing Fund into one or more other subaccounts before the substitution, or from a Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution. In addition, if you make one transfer from an Existing Fund into a subaccount before the substitution or from a Replacement Fund within 30 days after the substitution, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your contract.

     - On the effective date of the substitutions, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.

     In connection with the substitutions, we will send you a prospectus for the appropriate Replacement Fund as well as notice of the actual date of the substitutions and confirmation of transfer.

     Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                                            Pioneer.Dec2010.supp